Other Payables And Accruals	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS [Abstract]
OTHER PAYABLES AND ACCRUALS

15. OTHER PAYABLES AND ACCRUALS

	December 31, 2010	December 31, 2011
	RMB	RMB
Salary and welfare payable	15,523	17,369
Accrued bonus	81,407	106,371
Unpaid rental for server software	1,044	5,810
Accrued professional service fee	6,717	12,772
Acquisition related obligation (Note 4)	61,826	58,771
Unpaid advertisement and promotion fee	146,320	142,911
Payables to employees relating to exercise of options (Note 2(7))	5,432	10,343
Interest payable	-	10,579
Other payables	47,781	51,051

Total	366,050	415,977